Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 2,311,426	$ 847,471	$ 5,740,361	$ 2,538,082	$ 3,831,778	$ 2,931,280
Cost of Sales	1,000,917	2,345	2,119,894	2,345	449,049
Gross Profit	1,310,509	845,126	3,620,467	2,535,737	3,382,729	2,931,280
Operating Expenses
General and Administrative	1,132,656	753,297	3,138,150	2,313,734	3,470,345	2,536,185
Operating Income (Loss)	177,853	91,829	482,317	222,003	(87,616)	395,095
Other Income	25,275	22,500	25,275	22,500	161,639	67,500
Investment Loss	(162,178)		(250,000)
Loss on Extinguishment of Debt		(7,444)		(7,444)	(7,444)	(16,556)
Interest Expense	(13,385)	(12,636)	(46,817)	(40,028)	(57,541)	(157,056)
Net Income	$ 27,565	$ 94,249	$ 210,775	$ 197,031	$ 9,038	$ 288,983
Net Income per Common Share - Basic:	$ 0.00	$ 0.00	$ 0.01	$ 0.01	$ 0.00	$ 0.01
Net Income per Common Share -Diluted:	$ 0.00	$ 0.00	$ 0.01	$ 0.01	$ 0.00	$ 0.01
Weighted average Common Shares Outstanding Basic	34,489,969	32,083,629	34,370,522	32,083,629	32,260,622	31,955,416
Weighted average Common Shares Outstanding Diluted	36,286,487	34,737,964	36,167,040	34,732,540	34,958,502	34,086,251